As filed with the Securities and Exchange Commission on April 5, 2019
1933 Act Registration No. 333-141754
1940 Act Registration No. 811-08441

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 38
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 364

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
(Exact Name of Registrant)

American Legacy(R) III View

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
20 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2019, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 37 (File No. 333-141754) filed on February 7, 2019.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 38 to the registration statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 5th day of April, 2019.

LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT H
(Registrant)
American Legacy(R) III View

By: /s/ Scott C. Durocher
                       Scott C. Durocher
      Assistant Vice President, Lincoln Life & Annuity Company of New York
       (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Depositor)

By:  /s/ Michelle L. Grindle
                                                        Michelle L. Grindle
       (Signature-Officer of Depositor)
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the registration statement has been signed by the following persons in their capacities indicated on April 5, 2019.

Signature	Title

*/s/ Dennis R. Glass Dennis R. Glass	President and Director
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
* /s/ Patrick S. Pittard Patrick S. Pittard	Director
* /s/ Scott C. Durocher, pursuant to a Power of Attorney Scott C. Durocher